Financial Income and Other Items, Net - Summary of Financial Income and Other Items (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)	$ (204)	$ 4,164	$ 0
Financial income	355	338	402
Results from financial instruments, net (notes 13.2 and 16.4)	692	161	113
Foreign exchange results	341	(26)	4,982
Effects of amortized cost on assets and liabilities and others, net	(1,088)	(1,021)	(1,030)
Other financial income (expense), net	$ 96	$ 3,616	$ 4,467